         THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
        FILED ON NOVEMBER 16, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL
       TREATMENT AND FOR WHICH THAT REQUEST EXPIRED ON FEBRUARY 15, 2005.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2004
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                        [ ] is a restatement
                        [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Stark Onshore Management, LLC
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Colin M. Lancaster
Title:   General Counsel
Phone:   (414) 294-7000

Signature, Place and Date of Signing:

  /s/ Colin M. Lancaster        St. Francis, Wisconsin        February 14, 2005
---------------------------  -----------------------------   -------------------
        (Signature)                  (City, State)                 (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   3

Form 13F Information Table Value Total:   $15,515 (thousands)

List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
       Column 1            Column 2  Column 3   Column 4          Column 5             Column 6    Column 7          Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Voting Authority
                                                                                                              ----------------------
                           Title of              Value     Shrs or            Put/    Investment    Other
     Name of Issuer         Class      CUSIP    (X$1000)   Prn Amt   SH/PRN   Call    Discretion   Managers   Sole    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
ANTHEM INC                 Common   03674B104   $5,877      67,360     SH                Sole                   X
COX COMMUNICATIONS INC     Common   224044107   $8,944     269,964     SH                Sole                   X
Metro-Goldwyn-Mayer Inc    Common   591610100     $694      60,000     SH                Sole                   X